Fair Value Measurements - Narrative (FY) (Details)					6 Months Ended	12 Months Ended
	Dec. 13, 2023 USD ($)	Dec. 06, 2023 USD ($) shares	Dec. 05, 2023 USD ($) shares	Nov. 13, 2023 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Fair value, measurement with unobservable inputs reconciliation, recurring basis, asset, transfers, net					$ 0	$ 0	$ 0
Fair value, measurement with unobservable inputs reconciliation, recurring basis, liability, transfers, net					$ 0	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Marketable securities:						$ 0	$ 28,164,000
Securities Purchase Agreement
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				149,330.115
Sale common stock	$ 14,800,000			$ 60,250,000
Old Cartesian
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent value right, percentage of milestone payments, royalties and other amounts to be distributed		100.00%			100.00%
Fixed semi annual amount		$ 750,000
Old Cartesian | Series A Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance of shares (in shares) | shares			384,930.724	384,930.724
Forward contract to issue stock				$ 155,308,000
Settlement of forward contract liability			$ 261,800,000
Old Cartesian | 2022 Warrants | CVR liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares		1
Dividend yield | Valuation Technique, Option Pricing Model
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input					0	0
Dividend yield | Valuation Technique, Option Pricing Model | 2022 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants and rights outstanding, measurement input					0	0	0